GOODWILL AND INTANGIBLE ASSETS (Details - Patents) - D P T I Patents [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Patents	$ 904,269	$ 904,269
Less: accumulated amortization	(714,391)	(650,606)
Patents, net	$ 189,878	$ 253,663